Hedging activities (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Disclosure of detailed information about hedging assets

Hedging instrument	Location – statement of financial position	Year ended 31 December
		2023	2022
		€ million	€ million
Assets:
Derivatives designated as hedging instruments:
Commodity contracts	Non-current derivative assets	38	30
Foreign currency contracts	Non-current derivative assets	—	4
Interest rate and cross currency swaps	Non-current derivative assets	62	157
Commodity contracts	Current derivative assets	94	133
Foreign currency contracts	Current derivative assets	20	27
Interest rate and cross currency swaps	Current derivative assets	47	97
	Total assets	261	448
Liabilities:
Derivatives designated as hedging instruments:
Commodity contracts	Non-current derivative liabilities	30	6
Foreign currency contracts	Non-current derivative liabilities	2	10
Interest rate and cross currency swaps	Non-current derivative liabilities	137	171
Commodity contracts	Current derivative liabilities	58	47
Foreign currency contracts	Current derivative liabilities	36	29
Deal contingent forwards	Current derivative liabilities	5	—
	Total liabilities	268	263

Disclosure of detailed information about hedging liabilities

Hedging instrument	Location – statement of financial position	Year ended 31 December
		2023	2022
		€ million	€ million
Assets:
Derivatives designated as hedging instruments:
Commodity contracts	Non-current derivative assets	38	30
Foreign currency contracts	Non-current derivative assets	—	4
Interest rate and cross currency swaps	Non-current derivative assets	62	157
Commodity contracts	Current derivative assets	94	133
Foreign currency contracts	Current derivative assets	20	27
Interest rate and cross currency swaps	Current derivative assets	47	97
	Total assets	261	448
Liabilities:
Derivatives designated as hedging instruments:
Commodity contracts	Non-current derivative liabilities	30	6
Foreign currency contracts	Non-current derivative liabilities	2	10
Interest rate and cross currency swaps	Non-current derivative liabilities	137	171
Commodity contracts	Current derivative liabilities	58	47
Foreign currency contracts	Current derivative liabilities	36	29
Deal contingent forwards	Current derivative liabilities	5	—
	Total liabilities	268	263

Disclosure of detailed information about hedging instruments
The following table summarises the Group’s outstanding cash flow hedges by risk category as at the dates presented (all contracts denominated in a foreign currency have been converted into euro using the respective year end spot rate):

	Notional maturity profile
	Total	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years
Cash flow hedges	€ million	€ million	€ million	€ million	€ million
Foreign currency contracts	1,074	912	162	—	—
Interest rate and cross currency swaps	2,225	144	1,365	—	716
Commodity contracts	922	566	356	—	—
As at 31 December 2021	4,221	1,622	1,883	—	716
Foreign currency contracts	1,723	1,292	431	—	—
Interest rate and cross currency swaps	2,079	760	604	416	299
Commodity contracts	1,397	834	563	—	—
As at 31 December 2022	5,199	2,886	1,598	416	299
Deal contingent foreign currency forwards	636	636	—	—	—
Foreign currency contracts	1,105	980	125	—	—
Interest rate and cross currency swaps	1,306	602	—	520	184
Commodity contracts	1,441	829	588	9	15
As at 31 December 2023	4,488	3,047	713	529	199
The following table provides a reconciliation by risk category of the net of tax impacts on the cash flow hedge reserve disclosed in Note 16, resulting from cash flow hedge accounting:

	Foreign currency contracts	Commodity contracts	Interest rate and cross currency swaps	Total
Cash flow hedges	€ million	€ million	€ million	€ million
As at 1 January 2021	(1)	20	1	20
Net fair value gains/(losses) recognised in OCI	108	209	(16)	301
Net (gains)/losses reclassified from OCI to income statement or transferred to cost of inventories	3	(76)	(13)	(86)
Gains transferred to goodwill	(84)	—	—	(84)
As at 31 December 2021	26	153	(28)	151
Net fair value gains/(losses) recognised in OCI	13	43	46	102
Net (gains)/losses reclassified from OCI to income statement or transferred to cost of inventories	(19)	(117)	(13)	(149)
As at 31 December 2022	20	79	5	104
Net fair value gains/(losses) recognised in OCI	(26)	67	(3)	38
Net (gains)/losses reclassified from OCI to income statement or transferred to cost of inventories(A)	10	(111)	(10)	(111)
As at 31 December 2023	4	35	(8)	31
(A)The amount includes a net of tax gain of €83 million transferred from the cash flow hedge reserve to the cost of inventories.
The following table summarises the Group’s outstanding fair value hedges by risk category as at the dates presented (all contracts denominated in a foreign currency have been converted into euros using the respective year end spot rate):

		Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years
Fair value hedges	Total	€ million	€ million	€ million	€ million
Interest rate and cross currency swaps	166	—	—	—	166
As at 31 December 2021	166	—	—	—	166
Interest rate and cross currency swaps	1,165	—	—	500	665
As at 31 December 2022	1,165	—	—	500	665
Interest rate and cross currency swaps	1,159	—	275	450	434
As at 31 December 2023	1,159	—	275	450	434

Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting
The following table summarises the net of tax effect of the cash flow hedges in the consolidated income statement for the periods presented:

Cash flow hedging instruments	Location – Income statement	Amount of gain/(loss) reclassified from the cash flow hedge reserve into profit
		Year ended 31 December
		2023	2022	2021
		€ million	€ million	€ million
Foreign currency contracts	Cost of sales	1	19	(3)
Commodity contracts	Cost of sales	—	83	74
Commodity contracts	Selling and distribution expenses	17	34	2
Interest rate and cross currency swaps	Finance costs	10	13	13
Total		28	149	86
The following table summarises the gains/(losses) recognised from the settlement of fair value hedges within the consolidated income statement for the periods presented:

Fair value hedges	Location – Income statement	Year ended 31 December
		2023	2022	2021
		€ million	€ million	€ million
Interest rate and cross currency swaps	Finance costs	(30)	2	(2)
Total		(30)	2	(2)

Disclosure of gains (losses) recognized from non-designated derivative financial instruments
The following table summarises the gains/(losses) recognised from non-designated derivative financial instruments in the consolidated income statement for the years presented:

Non-designated hedging instruments	Location – Income statement	Year ended 31 December
		2023	2022	2021
		€ million	€ million	€ million
Foreign currency contracts(A)	Non-operating items	(5)	(5)	—
Total		(5)	(5)	—
(A)The gain/(loss) recognised on these currency contracts is offset by the gain/(loss) recognised on the remeasurement of the underlying hedged items; therefore, there is a minimal consolidated net effect in non-operating items on the consolidated income statement